Formidable Fortress ETF

Schedule of Investments

December 31, 2023 (unaudited)

		Shares	Value
90.15%	COMMON STOCK
3.49%	CONSUMER DISCRETIONARY
	Gentex Corp.	28,924	$944,658

6.47%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	12,656	914,016
	Monster Beverage Corp.(A)	14,598	840,991
			1,755,007

6.24%	ENERGY
	Coterra Energy, Inc.	30,505	778,488
	Texas Pacific Land Corp.	581	913,593
			1,692,081

15.34%	FINANCIALS
	Erie Indemnity Co., Class A	1,906	638,358
	Interactive Brokers Group, Inc.	9,258	767,488
	Jack Henry & Associates, Inc.	5,208	851,039
	MarketAxess Holdings, Inc.	3,356	982,805
	S&P 500 Global, Inc.	2,089	920,246
			4,159,936

17.80%	HEALTH CARE
	Chemed Corporation	1,672	977,702
	Johnson & Johnson	5,697	892,948
	Regeneron Pharmaceuticals, Inc.(A)	784	688,579
	United Therapeutics Corp.(A)	3,540	778,411
	Vertex Pharmaceuticals(A)	1,777	723,044
	West Pharmaceutical Services I	2,173	765,157
			4,825,841

21.63%	INDUSTRIALS
	Automatic Data Processing, Inc.	3,253	757,851
	EMCOR Group, Inc.	4,087	880,462
	Fastenal Co.	11,685	756,837
	Graco, Inc.	10,876	943,602
	Nordson Corp.	3,448	910,824
	Robert Half International, Inc.	11,005	967,560
	Snap-on, Inc.	2,235	645,557
			5,862,693

Formidable Fortress ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

		Shares	Value
6.39%	INFORMATION TECHNOLOGY
	AMDOCS LTD ADR	9,301	$817,465
	Cisco Systems, Inc.	18,098	914,311
			1,731,776

2.92%	MATERIALS
	Reliance Steel & Aluminum Co.	2,831	791,774

9.87%	REAL ESTATE
	Camden Property Trust	9,242	917,638
	Gaming and Leisure Properties, Inc.	17,575	867,326
	Public Storage	2,923	891,515
			2,676,479

90.15%	TOTAL COMMON STOCKS		24,440,245

5.04%	DEBT SECURITIES
5.04%	TREASURIES
	US Treasury 03/21/2024 0.000%(A)	1,381,000	1,365,300

5.04%	TOTAL DEBT SECURITIES		1,365,300

0.12%	OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.12%	PUT OPTIONS PURCHASED
	SPDR S&P 500 ETF Trust	150	7,129,650	450	01/18/2024	6,150
	SPDR S&P 500 ETF Trust	50	2,376,550	455	01/18/2024	2,850
	SPDR S&P 500 ETF Trust	100	4,753,100	460	01/18/2024	8,700
	SPDR S&P 500 ETF Trust	100	4,753,100	458	01/30/2024	15,200
	SPDR S&P 500 ETF Trust	100	4,753,100	440	12/28/2023	100
						33,000

0.12%	TOTAL OPTIONS PURCHASED					$33,000

95.31%	TOTAL INVESTMENTS					25,838,545
4.69%	Assets net of liabilities					1,271,982
100.00%	NET ASSETS					$27,110,527

(0.24%)	OPTIONS WRITTEN
(0.20%)	CALL
	Archer-Daniels-Midland Co.	(30)	(216,660)	79	01/11/2024	(450)
	Automatic Data Processing, Inc.	(10)	(232,970)	245	01/11/2024	(150)
	Chemed Corporation	(5)	(292,375)	610	01/18/2024	(2,550)
	Coterra Energy, Inc.	(100)	(255,200)	28	01/04/2024	(2,000)
	Amdocs Ltd.	(15)	(131,835)	95	02/15/2024	(1,125)
	Fastenal Co.	(25)	(161,925)	65	01/18/2024	(3,875)
	Gaming and Leisure Properties, Inc.	(50)	(246,750)	52.5	02/15/2024	(1,150)
	Gentex Corp.	(60)	(195,960)	35	02/15/2024	(2,250)
	Jack Henry & Associates, Inc.	(15)	(245,115)	180	01/18/2024	(7,200)
	MarketAxess Holdings, Inc.	(10)	(292,850)	290	01/18/2024	(11,300)
	Public Storage	(8)	(244,000)	290	01/18/2024	(14,480)
	Robert Half International, Inc.	(30)	(263,760)	90	01/18/2024	(3,000)
	United Therapeutics Corp.	(10)	(219,890)	250	01/18/2024	(4,800)
	West Pharmaceutical Services, Inc.	(5)	(176,060)	400	02/15/2024	(1,212)
						(55,542)

(0.04%)	PUT
	SPDR S&P 500 ETF Trust	(150)	(7,129,650)	435	01/18/2024	(3,150)
	SPDR S&P 500 ETF Trust	(50)	(2,376,550)	440	01/18/2024	(1,200)
	SPDR S&P 500 ETF Trust	(100)	(4,753,100)	445	01/18/2024	(3,000)
	SPDR S&P 500 ETF Trust	(50)	(2,376,550)	444	01/30/2024	(3,300)
	SPDR S&P 500 ETF Trust	(100)	(4,753,100)	42	12/28/2023	(100)
						(10,750)

(0.24%)	TOTAL OPTIONS WRITTEN					(66,292)

0.12%	TOTAL OPTIONS					33,000

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

Formidable Fortress ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$24,440,245	$—	$—	$24,440,245
TREASURIES	$1,365,300			$1,365,300
OPTIONS PURCHASED	—	$33,000	—	33,000
TOTAL INVESTMENTS	$25,805,545	$33,000	$—	$25,838,545
OPTIONS WRITTEN	$—	$(66,292)	$—	$(66,292)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,066,987 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,182,577
Gross unrealized depreciation	(477,311)
Net unrealized appreciation	$(1,705,266)

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